Schedule III - Real Estate Assets and Accumulated Depreciation	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III-Real Estate Assets and Accumulated Depreciation

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Lakeside Plaza	Salem, VA	$—	$3,344	$5,247	$732	$3,491	$5,832	$9,323	$2,754	1988	11/23/2011
Snow View Plaza	Parma, OH	—	4,104	6,432	1,171	4,326	7,381	11,707	3,767	1981	11/23/2011
St. Charles Plaza	Davenport, FL	—	4,090	4,399	571	4,228	4,832	9,060	2,828	2007	11/23/2011
Burwood Village Center	Glen Burnie, MD	—	5,448	10,167	553	5,737	10,431	16,169	4,956	1971	11/23/2011
Centerpoint	Easley, SC	—	2,404	4,361	1,426	2,986	5,205	8,191	2,422	2002	11/23/2011
Southampton Village	Tyrone, GA	—	2,670	5,176	965	2,901	5,910	8,811	2,669	2003	11/23/2011
Cureton Town Center	Waxhaw, NC	—	6,569	6,197	2,632	5,926	9,472	15,398	4,188	2006	12/29/2011
Tramway Crossing	Sanford, NC	—	2,016	3,071	886	2,492	3,481	5,973	1,944	1996	2/23/2012
Westin Centre	Fayetteville, NC	—	2,190	3,499	741	2,449	3,981	6,430	2,029	1996/1999	2/23/2012
Village At Glynn Place	Brunswick, GA	—	5,202	6,095	625	5,309	6,612	11,922	3,805	1992	4/27/2012
Meadowthorpe Manor Shoppes	Lexington, KY	—	4,093	4,185	613	4,562	4,330	8,892	2,252	1989/2008	5/9/2012
Brentwood Commons	Bensenville, IL	—	6,105	8,024	2,366	6,306	10,190	16,496	3,991	1981/2001	7/5/2012
Sidney Towne Center	Sidney, OH	—	1,429	3,802	1,353	2,016	4,568	6,584	2,599	1981/2007	8/2/2012
Broadway Plaza	Tucson, AZ	5,614	4,979	7,169	1,951	5,808	8,290	14,099	3,770	1982/1995	8/13/2012
Baker Hill	Glen Ellyn, IL	—	7,068	13,738	10,013	7,664	23,154	30,818	7,287	1998	9/6/2012
New Prague Commons	New Prague, MN	—	3,248	6,604	1,908	3,395	8,366	11,761	3,447	2008	10/12/2012
Brook Park Plaza	Brook Park, OH	—	2,545	7,594	773	2,813	8,099	10,912	3,377	2001	10/23/2012
Heron Creek Towne Center	North Port, FL	—	4,062	4,082	447	4,163	4,429	8,591	2,181	2001	12/17/2012
Quartz Hill Towne Centre	Lancaster, CA	11,740	6,352	13,529	929	6,663	14,147	20,810	5,091	1991/2012	12/27/2012
Village One Plaza	Modesto, CA	17,700	5,166	18,752	633	5,255	19,296	24,551	6,308	2007	12/28/2012
Hilfiker Shopping Center	Salem, OR	—	2,455	4,750	89	2,523	4,771	7,294	1,753	1984/2011	12/28/2012
Butler Creek	Acworth, GA	—	3,925	6,129	2,931	4,287	8,698	12,985	2,928	1989	1/15/2013
Fairview Oaks	Ellenwood, GA	6,430	3,563	5,266	857	3,925	5,761	9,686	2,277	1996	1/15/2013
Grassland Crossing	Alpharetta, GA	—	3,680	5,791	1,033	3,936	6,568	10,504	2,790	1996	1/15/2013
Hamilton Ridge	Buford, GA	—	4,772	7,168	823	5,035	7,728	12,763	3,384	2002	1/15/2013
Mableton Crossing	Mableton, GA	—	4,426	6,413	1,458	4,930	7,367	12,297	3,076	1997	1/15/2013
Shops at Westridge	McDonough, GA	—	2,788	3,901	2,038	2,835	5,892	8,727	2,104	2006	1/15/2013
Fairlawn Town Centre	Fairlawn, OH	20,000	10,398	29,005	3,638	11,611	31,430	43,041	12,819	1962/1996	1/30/2013
Macland Pointe	Marietta, GA	—	3,493	5,364	1,097	3,878	6,075	9,953	2,649	1992	2/13/2013
Kleinwood Center	Spring, TX	—	11,478	18,954	1,267	11,850	19,848	31,699	7,809	2003	3/21/2013
Murray Landing	Columbia, SC	6,750	3,221	6,856	1,640	3,597	8,120	11,717	2,968	2003	3/21/2013
Vineyard Shopping Center	Tallahassee, FL	—	2,761	4,221	561	3,028	4,515	7,543	1,886	2002	3/21/2013
Lutz Lake Crossing	Lutz, FL	—	2,636	6,600	819	2,914	7,142	10,055	2,404	2002	4/4/2013
Publix at Seven Hills	Spring Hill, FL	—	2,171	5,642	1,055	2,493	6,375	8,868	2,197	1991/2006	4/4/2013
Hartville Centre	Hartville, OH	—	2,069	3,691	1,785	2,391	5,155	7,546	2,048	1988/2008	4/23/2013

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Sunset Shopping Center	Corvallis, OR	15,410	7,933	14,939	839	8,019	15,692	23,711	5,539	1998	5/31/2013
Savage Town Square	Savage, MN	9,000	4,106	9,409	300	4,357	9,458	13,815	3,562	2003	6/19/2013
Glenwood Crossings	Kenosha, WI	—	1,872	9,914	1,051	2,336	10,500	12,837	3,292	1992	6/27/2013
Shiloh Square Shopping Center	Kennesaw, GA	—	4,685	8,729	1,978	4,834	10,558	15,392	3,419	1996/2003	6/27/2013
Pavilions at San Mateo	Albuquerque, NM	—	6,470	18,726	1,701	6,746	20,152	26,897	6,597	1997	6/27/2013
Boronda Plaza	Salinas, CA	14,750	9,027	11,870	623	9,231	12,290	21,521	4,174	2003/2006	7/3/2013
Westwoods Shopping Center	Arvada, CO	—	3,706	11,115	694	4,186	11,328	15,514	3,914	2003	8/8/2013
Paradise Crossing	Lithia Springs, GA	—	2,204	6,064	868	2,490	6,647	9,136	2,253	2000	8/13/2013
Contra Loma Plaza	Antioch, CA	—	3,243	3,926	1,779	3,845	5,103	8,948	1,633	1989	8/19/2013
South Oaks Plaza	St. Louis, MO	—	1,938	6,634	464	2,112	6,924	9,036	2,294	1969/1987	8/21/2013
Yorktown Centre	Millcreek Township, PA	—	3,736	15,396	2,173	4,098	17,207	21,305	6,652	1989/2013	8/30/2013
Dyer Town Center	Dyer, IN	9,023	6,017	10,214	586	6,283	10,534	16,817	3,759	2004/2005	9/4/2013
East Burnside Plaza	Portland, OR	—	2,484	5,422	137	2,560	5,484	8,044	1,499	1955/1999	9/12/2013
Red Maple Village	Tracy, CA	20,584	9,250	19,466	439	9,408	19,747	29,155	5,542	2009	9/18/2013
Crystal Beach Plaza	Palm Harbor, FL	6,360	2,334	7,918	661	2,416	8,498	10,914	2,751	2010	9/25/2013
CitiCentre Plaza	Carroll, IA	—	770	2,530	364	1,031	2,633	3,664	954	1991/1995	10/2/2013
Duck Creek Plaza	Bettendorf, IA	—	4,612	13,007	1,683	5,208	14,094	19,302	4,477	2005/2006	10/8/2013
Cahill Plaza	Inver Grove Heights, MN	—	2,587	5,114	683	2,950	5,433	8,383	1,909	1995	10/9/2013
College Plaza	Normal, IL	—	4,460	17,772	3,325	5,107	20,450	25,557	4,820	1983/1999	10/22/2013
Courthouse Marketplace	Virginia Beach, VA	11,650	6,130	8,061	1,147	6,386	8,952	15,338	2,983	2005	10/25/2013
Hastings Marketplace	Hastings, MN	—	3,980	10,045	777	4,397	10,404	14,801	3,526	2002	11/6/2013
Coquina Plaza	Southwest Ranches, FL	6,192	9,458	11,770	1,117	9,686	12,658	22,345	3,780	1998	11/7/2013
Shoppes of Paradise Lakes	Miami, FL	5,057	5,811	6,020	968	6,072	6,726	12,799	2,283	1999	11/7/2013
Collington Plaza	Bowie, MD	—	12,207	15,142	905	12,394	15,860	28,254	4,876	1996	11/21/2013
Golden Town Center	Golden, CO	14,711	7,065	10,166	1,674	7,460	11,446	18,905	3,914	1993/2003	11/22/2013
Northstar Marketplace	Ramsey, MN	—	2,810	9,204	1,090	2,923	10,182	13,105	3,318	2004	11/27/2013
Bear Creek Plaza	Petoskey, MI	—	5,677	17,611	1,614	5,782	19,120	24,902	6,231	1998/2009	12/18/2013
East Side Square	Springfield, OH	—	394	963	120	412	1,065	1,477	372	2007	12/18/2013
Flag City Station	Findlay, OH	—	4,685	9,630	3,124	4,851	12,588	17,440	3,539	1992	12/18/2013
Hoke Crossing	Clayton, OH	—	481	1,060	398	509	1,430	1,939	$458	2006	12/18/2013
Southern Hills Crossing	Kettering, OH	—	778	1,481	125	807	1,577	2,384	623	2002	12/18/2013

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Town & Country Shopping Center	Noblesville, IN	13,480	7,361	16,269	458	7,454	16,634	24,088	5,707	1998	12/18/2013
Sulphur Grove	Huber Heights, OH	—	553	2,142	498	611	2,581	3,192	682	2004	12/18/2013
Southgate Shopping Center	Des Moines, IA	—	2,434	8,358	892	2,835	8,849	11,684	3,107	1972/2013	12/20/2013
Sterling Pointe Center	Lincoln, CA	24,073	7,039	20,822	1,573	7,617	21,816	29,433	6,056	2004	12/20/2013
Arcadia Plaza	Phoenix, AZ	—	5,774	6,904	2,784	5,946	9,516	15,462	2,821	1980	12/30/2013
Stop & Shop Plaza	Enfield, CT	—	8,892	15,028	1,157	9,270	15,807	25,077	5,119	1988/1998	12/30/2013
Fairacres Shopping Center	Oshkosh, WI	—	3,543	5,189	786	3,875	5,643	9,518	2,163	1992/2013	1/21/2014
Savoy Plaza	Savoy, IL	—	4,304	10,895	857	4,770	11,285	16,056	4,123	1999/2007	1/31/2014
The Shops of Uptown	Park Ridge, IL	—	7,744	16,884	1,349	7,934	18,043	25,977	4,830	2006	2/25/2014
Chapel Hill North Center	Chapel Hill, NC	6,538	4,776	10,189	1,338	4,988	11,315	16,303	3,820	1998	2/28/2014
Coppell Market Center	Coppell, TX	11,594	4,870	12,236	246	5,024	12,328	17,352	3,647	2008	3/5/2014
Winchester Gateway	Winchester, VA	—	9,342	23,468	2,088	9,585	25,313	34,898	7,399	2006	3/5/2014
Stonewall Plaza	Winchester, VA	—	7,929	16,642	962	7,990	17,544	25,534	5,250	2007	3/5/2014
Town Fair Center	Louisville, KY	—	8,108	14,411	5,435	8,731	19,223	27,954	5,791	1988/1994	3/12/2014
Villages at Eagles Landing	Stockbridge, GA	1,173	2,824	5,515	1,114	3,365	6,089	9,453	2,286	1995	3/13/2014
Champions Gate Village	Davenport, FL	—	1,814	6,060	266	1,916	6,224	8,140	2,147	2001	3/14/2014
Towne Centre at Wesley Chapel	Wesley Chapel, FL	—	2,466	5,553	566	2,703	5,882	8,585	1,874	2000	3/14/2014
Statler Square	Staunton, VA	7,096	4,108	9,072	901	4,555	9,525	14,081	3,298	1989	3/21/2014
Burbank Plaza	Burbank, IL	—	2,972	4,546	3,925	3,580	7,863	11,443	2,352	1972/1995	3/25/2014
Hamilton Village	Chattanooga, TN	—	12,682	19,103	2,305	12,635	21,455	34,090	7,417	1989	4/3/2014
Waynesboro Plaza	Waynesboro, VA	—	5,597	8,334	145	5,670	8,406	14,076	2,903	2005	4/30/2014
Southwest Marketplace	Las Vegas, NV	—	16,019	11,270	2,920	16,102	14,108	30,209	4,600	2008	5/5/2014
Hampton Village	Taylors, SC	—	5,456	7,254	3,926	5,949	10,688	16,636	3,539	1959/1998	5/21/2014
Central Station	Louisville, KY	12,095	6,143	6,932	2,394	6,454	9,014	15,469	2,881	2005/2007	5/23/2014
Kirkwood Market Place	Houston, TX	—	5,786	9,697	997	5,958	10,522	16,480	3,070	1979/2008	5/23/2014
Fairview Plaza	New Cumberland, PA	—	2,786	8,500	306	2,955	8,638	11,593	2,346	1992/1999	5/27/2014
Broadway Promenade	Sarasota, FL	—	3,831	6,795	339	3,911	7,054	10,965	1,972	2007	5/28/2014
Townfair Center	Indiana, PA	—	7,007	13,233	1,246	7,206	14,281	21,487	4,777	1995/2010	5/29/2014
St. Johns Commons	Jacksonville, FL	—	1,599	10,387	643	1,773	10,856	12,629	3,026	2003	5/30/2014
Heath Brook Commons	Ocala, FL	6,930	3,470	8,352	772	3,690	8,905	12,595	2,625	2002	5/30/2014
Park View Square	Miramar, FL	—	5,700	9,304	550	5,819	9,735	15,554	2,876	2003	5/30/2014
The Orchards	Yakima, WA	—	5,425	8,743	511	5,739	8,940	14,679	2,788	2002	6/3/2014

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Shaw's Plaza Hanover	Hanover, MA	—	2,826	5,314	10	2,826	5,324	8,150	1,588	1994/2000	6/23/2014
Shaw's Plaza Easton	Easton, MA	—	5,520	7,173	621	5,877	7,438	13,315	2,511	1984/2004	6/23/2014
Lynnwood Place	Jackson, TN	—	3,341	4,826	815	3,620	5,362	8,982	1,881	1986/2013	7/28/2014
Thompson Valley Towne Center	Loveland, CO	—	5,758	17,387	1,499	6,153	18,492	24,645	5,240	1999	8/1/2014
Lumina Commons	Wilmington, NC	7,165	2,008	11,249	1,171	2,093	12,335	14,428	3,036	1974/2007	8/4/2014
Driftwood Village	Ontario, CA	—	6,811	12,993	1,590	7,451	13,942	21,394	3,859	1985	8/7/2014
French Golden Gate	Bartow, FL	—	2,599	12,877	1,803	2,856	14,422	17,279	3,771	1960/2011	8/28/2014
Orchard Square	Washington Township, MI	5,903	1,361	11,550	549	1,609	11,851	13,460	3,306	1999	9/8/2014
Trader Joe's Center	Dublin, OH	6,745	2,338	7,922	1,806	2,757	9,309	12,066	2,713	1986	9/11/2014
Palmetto Pavilion	North Charleston, SC	—	2,509	8,526	950	3,208	8,777	11,985	2,353	2003	9/11/2014
Five Town Plaza	Springfield, MA	—	8,912	19,635	6,344	10,029	24,862	34,891	8,480	1970/2013	9/24/2014
Fairfield Crossing	Beavercreek, OH	—	3,572	10,026	113	3,612	10,099	13,711	2,909	1994	10/24/2014
Beavercreek Towne Center	Beavercreek, OH	—	14,055	30,799	2,939	14,911	32,883	47,794	9,886	1994	10/24/2014
Grayson Village	Loganville, GA	—	3,952	5,620	2,052	4,114	7,510	11,624	2,725	2002	10/24/2014
The Fresh Market Commons	Pawleys Island, SC	—	2,442	4,941	128	2,457	5,054	7,511	1,518	2011	10/28/2014
Claremont Village	Everett, WA	—	5,635	10,544	1,094	5,854	11,420	17,273	3,189	1994/2012	11/6/2014
Cherry Hill Marketplace	Westland, MI	—	4,641	10,137	2,740	5,140	12,378	17,518	4,035	1992/2000	12/17/2014
Nor'Wood Shopping Center	Colorado Springs, CO	—	5,358	6,684	556	5,446	7,152	12,598	2,561	2003	1/8/2015
Sunburst Plaza	Glendale, AZ	—	3,435	6,041	1,176	3,583	7,069	10,652	2,537	1970	2/11/2015
Rivermont Station	Johns Creek, GA	—	6,876	8,916	1,888	7,169	10,511	17,680	4,225	1996/2003	2/27/2015
Breakfast Point Marketplace	Panama City Beach, FL	—	5,578	12,052	791	6,010	12,411	18,421	3,497	2009/2010	3/13/2015
Falcon Valley	Lenexa, KS	—	3,131	6,873	278	3,375	6,908	10,283	2,150	2008/2009	3/13/2015
Kohl's Onalaska	Onalaska, WI	—	2,670	5,648	—	2,670	5,648	8,317	1,931	1992/1993	3/13/2015
Coronado Center	Santa Fe, NM	11,560	4,396	16,460	3,765	4,687	19,934	24,621	4,471	1964	5/1/2015
West Creek Plaza	Coconut Creek, FL	5,529	3,459	6,131	286	3,513	6,362	9,876	1,605	2006/2013	7/10/2015
Northwoods Crossing	Taunton, MA	—	10,092	14,437	325	10,278	14,576	24,854	5,306	2003/2010	5/24/2016
Murphy Marketplace	Murphy, TX	—	28,652	33,122	1,451	28,988	34,237	63,225	7,281	2008/2015	6/24/2016
Harbour Village	Jacksonville, FL	—	5,630	16,727	1,319	6,032	17,644	23,676	3,602	2006	9/22/2016
Oak Mill Plaza	Niles, IL	1,059	6,843	13,692	1,192	7,403	14,324	21,726	4,227	1977	10/3/2016
Southern Palms	Tempe, AZ	23,207	10,025	24,346	2,078	10,494	25,956	36,450	6,380	1982	10/26/2016
Golden Eagle Village	Clermont, FL	7,094	3,746	7,735	329	3,822	7,988	11,810	1,744	2011	10/27/2016
Atwater Marketplace	Atwater, CA	—	6,116	7,597	526	6,299	7,941	14,240	1,939	2008	2/10/2017

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Rocky Ridge Town Center	Roseville, CA	20,679	5,449	29,207	677	5,618	29,714	35,333	4,373	1996	4/18/2017
Greentree Centre	Racine, WI	—	2,955	8,718	1,062	3,444	9,291	12,735	1,680	1989/1994	5/5/2017
Sierra Del Oro Towne Centre	Corona, CA	6,849	9,011	17,989	1,382	9,250	19,132	28,382	3,241	1991	6/20/2017
Ashland Junction	Ashland, VA	—	4,987	6,050	(2,982)	3,741	4,313	8,055	3	1989	10/4/2017
Barclay Place Shopping Center	Lakeland, FL	—	1,984	7,174	(2,272)	1,522	5,364	6,886	416	1989	10/4/2017
Barnwell Plaza	Barnwell, SC	—	1,190	1,883	18	1,198	1,893	3,091	862	1985	10/4/2017
Birdneck Shopping Center	Virginia Beach, VA	—	1,900	3,253	602	2,057	3,698	5,755	889	1987	10/4/2017
Crossroads Plaza	Asheboro, NC	—	1,722	2,720	658	2,101	2,999	5,100	865	1984	10/4/2017
Dunlop Village	Colonial Heights, VA	—	2,420	4,892	829	2,593	5,549	8,141	1,089	1987	10/4/2017
Edgecombe Square	Tarboro, NC	—	1,412	2,258	434	1,485	2,620	4,104	1,122	1990	10/4/2017
Emporia West Plaza	Emporia, KS	—	872	3,409	(415)	762	3,104	3,865	294	1980/2000	10/4/2017
Forest Park Square	Cincinnati, OH	—	4,007	5,877	736	4,278	6,343	10,621	1,614	1988	10/4/2017
Goshen Station	Goshen, OH	3,605	1,555	4,621	130	1,649	4,657	6,306	1,280	1973/2003	10/4/2017
The Village Shopping Center	Mooresville, IN	—	2,363	8,325	140	2,098	8,731	10,829	1,262	1965/1997	10/4/2017
Heritage Oaks	Gridley, CA	4,839	2,390	7,404	837	2,410	8,221	10,631	1,903	1979	10/4/2017
Hickory Plaza	Nashville, TN	4,780	2,927	5,099	1,940	2,961	7,005	9,966	1,110	1974/1986	10/4/2017
Highland Fair	Gresham, OR	6,833	3,263	7,979	466	3,350	8,358	11,709	1,334	1984/1999	10/4/2017
High Point Village	Bellefontaine, OH	—	3,386	7,485	(2,392)	2,507	5,972	8,479	636	1988	10/4/2017
Mayfair Village	Hurst, TX	16,398	15,343	16,522	1,865	15,527	18,202	33,729	3,314	1981/2004	10/4/2017
LaPlata Plaza	La Plata, MD	17,860	8,434	22,855	1,954	8,657	24,586	33,243	3,494	2003	10/4/2017
Lafayette Square	Lafayette, IN	7,182	5,387	5,636	43	5,373	5,692	11,065	3,062	1963/2001	10/4/2017
Landen Square	Maineville, OH	—	2,081	3,467	984	2,314	4,218	6,532	1,184	1981/2003	10/4/2017
Melbourne Village Plaza	Melbourne, FL	—	5,418	7,280	(1,343)	4,865	6,490	11,355	824	1987	10/4/2017
Commerce Square	Brownwood, TX	—	6,027	8,341	622	6,287	8,703	14,990	2,141	1969/2007	10/4/2017
Upper Deerfield Plaza	Bridgeton, NJ	—	5,073	5,882	(1,965)	3,956	5,034	8,990	834	1977/1994	10/4/2017
Monfort Heights	Cincinnati, OH	4,216	2,357	3,545	9	2,357	3,554	5,911	771	1987	10/4/2017
Mountain Park Plaza	Roswell, GA	6,341	6,118	6,652	339	6,152	6,957	13,109	1,227	1988/2003	10/4/2017
Nordan Shopping Center	Danville, VA	—	1,911	6,751	655	2,018	7,299	9,316	1,600	1961/2002	10/4/2017
Northside Plaza	Clinton, NC	—	1,406	5,471	291	1,416	5,751	7,168	1,218	1982	10/4/2017
Park Place Plaza	Port Orange, FL	—	2,347	8,458	(2,398)	1,838	6,570	8,407	465	1984	10/4/2017
Parkway Station	Warner Robins, GA	—	3,416	5,309	(1,395)	2,608	4,722	7,330	596	1982	10/4/2017
Parsons Village	Seffner, FL	4,744	3,465	10,864	(4,186)	2,430	7,713	10,143	716	1983/1994	10/4/2017
Portland Village	Portland, TN	—	1,408	5,235	1,134	1,474	6,303	7,777	1,150	1984	10/4/2017

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Quail Valley Shopping Center	Missouri City, TX	—	2,452	11,501	(4,209)	1,595	8,148	9,743	550	1983	10/4/2017
Hillside - West	Hillside, UT	—	691	1,739	3,870	4,561	1,739	6,300	389	2006	10/4/2017
Rolling Hills Shopping Center	Tucson, AZ	8,336	5,398	11,792	(2,733)	4,600	9,857	14,458	609	1980/1997	10/4/2017
South Oaks Shopping Center	Live Oak, FL	3,220	1,742	5,119	104	1,793	5,172	6,966	1,817	1976/2000	10/4/2017
East Pointe Plaza	Columbia, SC	—	7,496	11,752	(10,072)	3,681	5,495	9,176	734	1990	10/4/2017
Southgate Center	Heath, OH	—	4,246	22,752	462	4,272	23,188	27,460	4,020	1960/1997	10/4/2017
Summerville Galleria	Summerville, SC	—	4,104	8,668	618	4,449	8,941	13,390	1,723	1989/2003	10/4/2017
The Oaks	Hudson, FL	—	3,876	6,668	(1,192)	3,460	5,892	9,352	1,191	1981	10/4/2017
Riverplace Centre	Noblesville, IN	5,175	3,890	4,044	770	4,001	4,703	8,704	1,341	1992	10/4/2017
Town & Country Center	Hamilton, OH	2,065	2,268	4,372	324	2,345	4,618	6,963	1,051	1950	10/4/2017
Powell Villa	Portland, OR	—	3,364	7,318	2,768	3,396	10,054	13,450	1,689	1959/1991	10/4/2017
Towne Crossing Shopping Center	Mesquite, TX	—	5,358	15,584	1,272	5,410	16,803	22,213	2,966	1984	10/4/2017
Village at Waterford	Midlothian, VA	4,173	2,702	5,194	541	2,820	5,617	8,437	1,041	1991	10/4/2017
Buckingham Square	Richardson, TX	—	2,087	6,392	(551)	1,913	6,015	7,928	377	1978	10/4/2017
Western Square Shopping Center	Laurens, SC	—	1,013	3,333	(2,726)	308	1,312	1,620	—	1978/1991	10/4/2017
Windsor Center	Dallas, NC	—	2,488	5,186	359	2,488	5,545	8,032	1,401	1974/1996	10/4/2017
12 West Marketplace	Litchfield, MN	—	835	3,538	110	945	3,538	4,483	1,235	1989	10/4/2017
Orchard Plaza	Altoona, PA	788	2,537	5,366	(3,766)	1,321	2,816	4,136	248	1987	10/4/2017
Willowbrook Commons	Nashville, TN	—	5,384	6,002	293	5,470	6,209	11,678	1,321	2005	10/4/2017
Edgewood Towne Center	Edgewood, PA	—	10,029	22,535	4,071	10,375	26,261	36,636	5,503	1990	10/4/2017
Everson Pointe	Snellville, GA	7,734	4,222	8,421	455	4,360	8,737	13,098	1,727	1999	10/4/2017
Gleneagles Court(4)	Memphis, TN	—	3,892	8,157	(11,951)	98	—	98	—	1988	10/4/2017
Village Square of Delafield	Delafield, WI	8,257	6,206	6,869	443	6,511	7,008	13,519	1,502	2007	10/4/2017
Shoppes of Lake Village	Leesburg, FL	—	4,065	3,795	1,375	4,110	5,125	9,235	1,681	1987/1998	2/26/2018
Sierra Vista Plaza	Murrieta, CA	—	9,824	11,669	1,370	10,328	12,535	22,863	1,404	1991	9/28/2018
Wheat Ridge Marketplace	Wheat Ridge, CO	11,399	7,926	8,393	799	8,442	8,675	17,117	1,213	1996	10/3/2018
Atlantic Plaza	North Reading, MA	—	12,341	12,699	405	12,607	12,839	25,446	1,831	1959/1973	11/9/2018
Staunton Plaza	Staunton, VA	—	4,818	14,380	31	4,832	14,396	19,229	1,340	2006	11/16/2018
Bethany Village	Alpharetta, GA	—	6,138	8,355	321	6,145	8,668	14,813	992	2001	11/16/2018
Northpark Village	Lubbock, TX	—	3,087	6,047	103	3,102	6,135	9,237	683	1990	11/16/2018
Kings Crossing	Sun City Center, FL	10,467	5,654	11,225	152	5,740	11,292	17,031	1,200	2000/2018	11/16/2018
Lake Washington Crossing	Melbourne, FL	—	4,222	13,553	790	4,264	14,300	18,564	1,822	1987/2012	11/16/2018

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Kipling Marketplace	Littleton, CO	—	4,020	10,405	215	4,056	10,584	14,640	1,289	1983/2009	11/16/2018
MetroWest Village	Orlando, FL	—	6,841	15,333	321	6,933	15,561	22,495	1,608	1990	11/16/2018
Spring Cypress Village	Houston, TX	—	9,579	14,567	465	9,724	14,888	24,612	1,574	1982/2007	11/16/2018
Commonwealth Square	Folsom, CA	5,932	9,955	12,586	423	9,973	12,991	22,964	2,000	1987	11/16/2018
Point Loomis	Milwaukee, WI	—	4,171	4,901	106	4,171	5,007	9,177	1,183	1965/1991	11/16/2018
Shasta Crossroads	Redding, CA	—	9,598	18,643	(3,907)	8,330	16,004	24,334	1,260	1989/2016	11/16/2018
Milan Plaza	Milan, MI	—	925	1,974	180	930	2,149	3,079	762	1960/1975	11/16/2018
Hilander Village	Roscoe, IL	—	2,571	7,461	537	2,638	7,931	10,568	1,377	1994	11/16/2018
Laguna 99 Plaza	Elk Grove, CA	—	5,422	16,952	136	5,429	17,080	22,509	1,640	1992	11/16/2018
Southfield Center	St. Louis, MO	—	5,612	13,643	872	5,866	14,261	20,127	1,614	1987	11/16/2018
Waterford Park Plaza	Plymouth, MN	—	4,935	19,543	150	4,971	19,657	24,628	2,062	1989	11/16/2018
Colonial Promenade	Winter Haven, FL	—	12,403	22,097	286	12,436	22,350	34,786	2,773	1986/2008	11/16/2018
Willimantic Plaza	Willimantic, CT	—	3,596	8,859	53	3,613	8,895	12,508	1,426	1968/1990	11/16/2018
Quivira Crossings	Overland Park, KS	—	7,512	10,729	775	7,679	11,336	19,016	1,514	1996	11/16/2018
Spivey Junction	Stockbridge, GA	—	4,083	10,414	64	4,091	10,470	14,561	1,156	1998	11/16/2018
Plaza Farmington	Farmington, NM	—	6,322	9,619	59	6,371	9,630	16,000	1,189	2004	11/16/2018
Harvest Plaza	Akron, OH	—	2,693	6,083	58	2,741	6,093	8,835	737	1974/2000	11/16/2018
Oakhurst Plaza	Seminole, FL	—	2,782	4,506	268	2,827	4,729	7,556	654	1974/2001	11/16/2018
Old Alabama Square	Johns Creek, GA	—	10,782	17,359	961	10,790	18,313	29,103	1,809	2000	11/16/2018
North Point Landing	Modesto, CA	20,061	8,040	28,422	426	8,152	28,735	36,887	2,616	1964/2008	11/16/2018
Glenwood Crossing	Cincinnati, OH	—	4,581	3,922	69	4,594	3,978	8,571	743	1999	11/16/2018
Rosewick Crossing	La Plata, MD	—	8,252	23,507	392	8,284	23,866	32,150	2,321	2008	11/16/2018
Vineyard Center	Templeton, CA	5,248	1,753	6,406	43	1,767	6,435	8,202	608	2007	11/16/2018
Ocean Breeze Plaza	Ocean Breeze, FL	—	6,416	9,986	532	6,452	10,482	16,934	1,177	1993/2010	11/16/2018
Central Valley Marketplace	Ceres, CA	15,526	6,163	17,535	41	6,187	17,552	23,739	1,665	2005	11/16/2018
51st & Olive Square	Glendale, AZ	—	2,236	9,038	80	2,248	9,107	11,354	996	1975/2007	11/16/2018
West Acres Shopping Center	Fresno, CA	—	4,866	5,627	307	4,980	5,820	10,800	1,022	1990	11/16/2018
Meadows on the Parkway	Boulder, CO	—	23,954	32,744	813	24,072	33,440	57,512	3,141	1989	11/16/2018
Wyandotte Plaza	Kansas City, KS	—	5,204	17,566	127	5,240	17,657	22,896	1,749	1961/2015	11/16/2018
Broadlands Marketplace	Broomfield, CO	—	7,434	9,459	183	7,538	9,538	17,076	1,140	2002	11/16/2018
Village Center	Racine, WI	—	6,051	26,473	422	6,114	26,832	32,946	2,921	2002/2003	11/16/2018
Shoregate Town Center	Willowick, OH	—	7,152	16,282	762	7,174	17,022	24,196	3,278	1958/2005	11/16/2018
Plano Market Street	Plano, TX	—	14,837	33,178	566	15,099	33,482	48,581	2,997	2009	11/16/2018

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Island Walk Shopping Center	Fernandina Beach, FL	—	8,190	19,992	687	8,267	20,602	28,869	2,358	1987/2012	11/16/2018
Normandale Village	Bloomington, MN	11,638	8,390	11,407	898	8,668	12,028	20,695	1,947	1973	11/16/2018
North Pointe Plaza	North Charleston, SC	—	10,232	26,348	400	10,474	26,506	36,980	3,377	1989	11/16/2018
Palmer Town Center	Easton, PA	—	7,331	23,525	375	7,327	23,904	31,231	2,402	2005	11/16/2018
Alico Commons	Fort Myers, FL	—	4,670	16,557	491	4,843	16,875	21,718	1,608	2009	11/16/2018
Windover Square	Melbourne, FL	11,048	4,115	13,309	264	4,193	13,495	17,689	1,312	1984/2010	11/16/2018
Rockledge Square	Rockledge, FL	—	3,477	4,469	409	3,496	4,859	8,355	918	1985	11/16/2018
Port St. John Plaza	Port St. John, FL	—	3,305	5,636	(3,444)	1,962	3,535	5,497	289	1986	11/16/2018
Fairfield Commons	Lakewood, CO	—	8,802	29,946	1,052	8,810	30,991	39,800	2,734	1985	11/16/2018
Cocoa Commons	Cocoa, FL	—	4,838	8,247	583	4,851	8,817	13,668	1,271	1986	11/16/2018
Hamilton Mill Village	Dacula, GA	—	7,059	9,734	292	7,087	9,998	17,085	1,186	1996	11/16/2018
Sheffield Crossing	Sheffield Village, OH	—	8,841	10,232	193	9,026	10,240	19,266	1,411	1989	11/16/2018
The Shoppes at Windmill Place	Batavia, IL	—	8,186	16,005	352	8,194	16,350	24,544	1,871	1991/1997	11/16/2018
Stone Gate Plaza	Crowley, TX	7,185	5,261	7,007	209	5,269	7,207	12,477	825	2003	11/16/2018
Everybody's Plaza	Cheshire, CT	—	2,520	10,096	268	2,539	10,345	12,884	978	1960/2005	11/16/2018
Lakewood City Center	Lakewood, OH	—	1,593	10,308	29	1,599	10,332	11,931	923	1991	11/16/2018
Carriagetown Marketplace	Amesbury, MA	—	7,084	15,492	488	7,092	15,971	23,064	1,782	2000	11/16/2018
Crossroads of Shakopee	Shakopee, MN	—	8,869	20,320	327	8,933	20,582	29,515	2,517	1998	11/16/2018
Broadway Pavilion	Santa Maria, CA	—	8,512	20,427	360	8,534	20,765	29,300	2,159	1987	11/16/2018
Sanibel Beach Place	Fort Myers, FL	—	3,918	7,043	647	4,014	7,594	11,608	995	2003	11/16/2018
Shoppes at Glen Lakes	Weeki Wachee, FL	—	3,118	7,473	431	3,156	7,866	11,022	892	2008	11/16/2018
Bartow Marketplace	Cartersville, GA	19,305	11,944	24,610	288	11,968	24,874	36,841	3,706	1995	11/16/2018
Bloomingdale Hills	Riverview, FL	—	4,384	5,179	219	4,389	5,393	9,783	867	2002/2012	11/16/2018
University Plaza	Amherst, NY	—	6,402	9,800	514	6,410	10,306	16,716	2,336	1980/1999	11/16/2018
McKinney Market Street	McKinney, TX	2,236	10,941	16,061	1,467	10,969	17,500	28,469	2,034	2003	11/16/2018
Montville Commons	Montville, CT	—	12,417	11,091	489	12,443	11,554	23,997	1,745	2007	11/16/2018
Shaw's Plaza Raynham	Raynham, MA	—	7,769	26,829	914	7,789	27,724	35,512	3,027	1965/1998	11/16/2018
Suntree Square	Southlake, TX	8,994	6,335	15,642	361	6,350	15,988	22,338	1,625	2000	11/16/2018
Green Valley Plaza	Henderson, NV	—	7,284	16,879	221	7,329	17,056	24,384	1,789	1978/1982	11/16/2018
Crosscreek Village	St. Cloud, FL	—	3,821	9,604	388	3,859	9,953	13,813	1,099	2008	11/16/2018
Market Walk	Savannah, GA	—	20,679	31,836	1,626	20,750	33,391	54,141	3,406	2014/2015	11/16/2018
Livonia Plaza	Livonia, MI	—	4,118	17,037	55	4,151	17,059	21,210	1,867	1988	11/16/2018
Franklin Centre	Franklin, WI	7,255	6,353	5,482	370	6,357	5,849	12,206	1,491	1994/2009	11/16/2018

SCHEDULE III—REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2020
(in thousands)
			Initial Cost		Costs Capitalized Subsequent to Acquisition(2)	Gross Amount Carried at End of Period(3)
Property Name	City, State	Encumbrances(1)	Land and Improvements	Buildings and Improvements		Land and Improvements	Buildings and Improvements	Total	Accumulated Depreciation	Date Constructed/ Renovated	Date Acquired
Plaza 23	Pompton Plains, NJ	—	11,412	40,144	868	11,664	40,760	52,424	3,721	1963/1997	11/16/2018
Shorewood Crossing	Shorewood, IL	—	9,468	20,993	2,519	9,569	23,411	32,980	2,477	2001	11/16/2018
Herndon Place	Fresno, CA	—	7,148	10,071	(853)	6,808	9,559	16,367	668	2005	11/16/2018
Windmill Marketplace	Clovis, CA	—	2,775	7,299	(485)	2,682	6,906	9,588	321	2001	11/16/2018
Riverlakes Village	Bakersfield, CA	13,219	8,567	15,242	523	8,608	15,725	24,332	1,523	1997	11/16/2018
Bells Fork	Greenville, NC	—	2,846	6,455	(875)	2,612	5,815	8,427	—	2006	11/16/2018
Evans Towne Centre	Evans, GA	—	4,018	7,013	191	4,058	7,163	11,222	923	1995	11/16/2018
Mansfield Market Center	Mansfield, TX	—	4,672	13,154	145	4,678	13,292	17,971	1,241	2015	11/16/2018
Ormond Beach Mall	Ormond Beach, FL	—	4,954	7,006	750	5,008	7,702	12,710	1,004	1967/2010	11/16/2018
Heritage Plaza	Carol Stream, IL	9,105	6,205	16,507	309	6,243	16,778	23,022	1,718	1988	11/16/2018
Mountain Crossing	Dacula, GA	3,736	6,602	6,835	147	6,650	6,934	13,585	897	1997	11/16/2018
Seville Commons	Arlington, TX	—	4,689	12,602	858	4,845	13,304	18,149	1,344	1987	11/16/2018
Loganville Town Center	Loganville, GA	—	4,922	6,625	299	5,027	6,819	11,846	939	1997	11/16/2018
Alameda Crossing	Avondale, AZ	12,894	7,785	19,875	2,148	7,834	21,974	29,807	2,245	2005	11/16/2018
Cinco Ranch at Market Center	Katy, TX	—	5,553	14,063	515	5,679	14,452	20,131	1,342	2007/2008	12/12/2018
Naperville Crossings	Naperville, IL	25,380	15,242	30,881	2,303	15,852	32,574	48,426	2,883	2007/2016	4/26/2019
Orange Grove Shopping Center	North Fort Myers, FL	—	2,637	7,340	269	2,873	7,373	10,245	489	1999	10/31/2019
Sudbury Crossing	Sudbury, MA	—	6,483	12,933	129	6,490	13,055	19,545	716	1984	10/31/2019
Ashburn Farm Market Center	Ashburn, VA	—	14,035	16,648	19	14,029	16,673	30,702	919	2000	10/31/2019
Del Paso Marketplace	Sacramento, CA	—	5,722	12,242	141	5,748	12,357	18,105	637	2006	12/12/2019
Hickory Flat Commons	Canton, GA	—	6,976	11,786	586	7,173	12,176	19,348	314	2008	8/17/2020
Roxborough Marketplace	Littleton, CO	—	4,105	12,668	190	4,105	12,858	16,963	155	2005	10/5/2020
Northlake Station LLC(5)	Cincinnati, OH	8,108	2,327	11,806	554	2,526	12,161	14,687	1,760	1985	10/6/2006
Corporate Adjustments(6)		—	6	2,734	(6,311)	(1,570)	(2,002)	(3,572)	(11)
Totals		$685,022	$1,519,458	$3,088,652	$179,231	$1,549,362	$3,237,986	$4,787,348	$695,591
(1)Encumbrances do not include our finance leases.
(2)Reductions to costs capitalized subsequent to acquisition are generally attributable to parcels/outparcels sold, impairments, and assets held-for-sale.
(3)The aggregate basis of properties for federal income tax purposes is approximately $4.8 billion at December 31, 2020.
(4)The main shopping center at this location was sold and we currently only own an outparcel.
(5)Amounts consist of corporate building and land.
(6)Amounts consist of elimination of intercompany construction management fees charged by the property manager to the real estate assets.
Reconciliation of real estate assets at cost:

	2020	2019
Balance at January 1	$4,749,324	$4,848,483
Additions during the year:
Real estate acquisitions	39,879	126,378
Net additions to/improvements of real estate	57,700	79,396
Adoption of ASC 842	—	4,707
Deductions during the year:
Real estate dispositions	(54,188)	(185,468)
Impairment of real estate	(5,367)	(118,725)
Real estate held for sale	—	(5,447)
Balance at December 31	$4,787,348	$4,749,324
Reconciliation of accumulated depreciation:

	2020	2019
Balance at January 1	$526,309	$393,970
Additions during the year:
Depreciation expense	177,860	183,535
Deductions during the year:
Accumulated depreciation of real estate dispositions	(5,568)	(17,444)
Impairment of real estate	(3,010)	(33,126)
Accumulated depreciation of real estate held for sale	—	(626)
Balance at December 31	$695,591	$526,309
* * * * *